As filed with the Securities and Exchange Commission on March 1,
1999

Securities Act Registration No.  2-51301
Investment Company Act Registration No.	811-2490

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 51

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 51

SMITH BARNEY MONEY FUNDS, INC.
(a Maryland Corporation)
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

(212) 816-6474
(Registrant's Telephone Number, including Area Code:)

Christina T. Sydor, Secretary
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent For Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[     ]	Immediately upon filing pursuant to Rule 485(b)
[    ]	On (date) pursuant to Rule 485(b)
[XXX]	60 days after filing pursuant to paragraph (a)(1) of Rule
485
[   ]	On April 30, 1999 pursuant to paragraph (a)(1) of Rule 485
[     ]	75 days after filing pursuant to paragraph (a)(2) of
Rule 485
[     ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[    ]	This post-effective amendment designates a new
effective date for a
	previously filed post-effective amendment.





PART A:	Prospectus

     --------------------------

     [Logo]

     Smith Barney Mutual Funds

     Investing for your future.

     Every day.

     --------------------------


PROSPECTUS                       SMITH BARNEY
                                 MUTUAL FUNDS

--------------------------------------------------------------------------------

April 30, 1999                MONEY MARKET FUNDS

                             Retirement Portfolio
                                Class A Shares


                                Cash Portfolio
                             Government Portfolio
                            Class A, L and Y Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS

        Fund goals and strategies.........................................   4

        Risks, performance and expenses...................................   5

        Management........................................................  10

        Choosing a class of shares to buy.................................  11

        Comparing the funds' classes......................................  12

        Deferred sales charges............................................  13

        Buying shares.....................................................  14

        Exchanging shares.................................................  15

        Redeeming shares..................................................  16

        Other things to know about
         share transactions...............................................  18

        Smith Barney 401(k) and
         ExecChoice(TM) programs..........................................  20

        Dividends, distributions and
         taxes............................................................  21

        Share price.......................................................  22

        Financial highlights..............................................  22

YOU SHOULD KNOW:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.

Money Market Funds                                                           1

FUND GOALS AND STRATEGIES

INVESTMENT OBJECTIVES
Each fund seeks maximum current income and preservation of capital.

KEY INVESTMENTS

Government Portfolio. The fund invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash Portfolio and Retirement Portfolio. Each fund invests in high quality, U.S. dollar denominated short term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio and Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. The funds limit foreign investments to issuers located in major industrialized countries.

Minimum credit quality. Cash Portfolio and Retirement Portfolio invest in commercial paper and other short-term obligations rated by a nationally recognized rating organization in the highest short term rating category, or if unrated, of equivalent quality, and in other corporate obligations and municipal obligations rated in the two highest rating categories, or if rated, of equivalent quality. Government Portfolio invests exclusively in securities rated in the highest short term rating category, or if unrated, of equivalent quality.

Maximum maturity. Each fund invests exclusively in securities having remaining maturities of 397 days or less. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

SELECTION PROCESS
In selecting investments for the funds, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

RISKS, PERFORMANCE AND EXPENSES

All investments involve some degree of risk. However, each fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the Board of Directors based on special rules for money market funds adopted under federal law.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds, or the funds could underperform other short term debt instruments or money market funds if:

 . Interest rates rise sharply.
 . An issuer or guarantor of the funds' securities defaults, or has its credit rating downgraded.
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect.

Cash Portfolio and Retirement Portfolio each invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the funds' foreign securities may go down because of unfavorable government actions or political instability.

WHO MAY WANT TO INVEST

The funds may be an appropriate investment if you:

 .  Are seeking current income
 . Are looking for an investment with lower risk than most other types of funds . Are looking to allocate a portion of your assets to money market securities

Money Market Funds                                                           3

TOTAL RETURN

The bar charts indicate the risks of investing in the funds by showing changes in the funds' performance from year to year. Past performance does not necessarily indicate how a fund will perform in the future.

                             [CHART APPEARS HERE]

QUARTERLY RETURNS: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X


The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class L and Y shares would have different performance because of their different expenses.

                             [CHART APPEARS HERE]

QUARTERLY RETURNS: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X


The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class L and Y shares would have different performance because of their different expenses.

                             [CHART APPEARS HERE]

QUARTERLY RETURNS: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X


The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years.

COMPARATIVE PERFORMANCE

The table indicates the risks of investing in the funds by comparing the average annual total return of each class of the funds for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.


                         AVERAGE ANNUAL TOTAL RETURNS
                    Calendar Years Ended December 31, 1998

         Fund               1 year   5 years  10 years    Since     Inception
                                                        inception     Date
    Cash Portfolio
       Class A                                                        5/28/74
       Class L                                                       11/10/94
       Class Y                                                       12/29/94

  Government Portfolio
       Class A                                                        5/28/74
       Class L/1/                                                      3/5/93
       Class Y/2/                                                    10/28/93

  Retirement Portfolio
       Class A                                                         5/28/74
    90 day T-bill                                           /3/          n/a

/1/ Represents previously issued Class B shares which were renamed Class C shares on November 7, 1994 and renamed Class L shares on June 12, 1998.
/2/ Represents previously issued Class C shares which were renamed Class Y shares on November 7, 1994.
/3/  Index comparison begins on May 28, 1974.


                      7 DAY YIELD AS OF DECEMBER 31, 1998

----------------------------------------------------------------------------------------------
                                CASH PORTFOLIO        GOVERNMENT PORTFOLIO          RETIREMENT
                                                                                    PORTFOLIO
                       -----------------------------------------------------------------------
                        Class A  Class L  Class Y    Class A  Class L   Class Y      Class A


     7 day yield
----------------------------------------------------------------------------------------------

Call 1-877-795-2703 for the funds' current yield.

Money Market Funds                                                           5

FEES AND EXPENSES

This table sets forth the fees and expenses you will pay if you invest in the funds' shares.

                                                        ALL FUNDS              CASH PORTFOLIO AND
                                                                           GOVERNMENT PORTFOLIO ONLY
------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
 (paid directly from your investment)                     Class A            Class L           Class Y

 Maximum sales charge on purchases                        None               None               None

 Maximum deferred sales charge on                         None/1/            None               None
 redemptions
------------------------------------------------------------------------------------------------------------

                                   CASH PORTFOLIO                 GOVERNMENT PORTFOLIO          RETIREMENT
                                                                                                 PORTFOLIO
                             Class A    Class L   Class Y   Class A    Class L       Class Y     Class A
 ANNUAL FUND
 OPERATING EXPENSES
 (paid by the fund as a
 % of net assets)
------------------------------------------------------------------------------------------------------------
 Management fee                0.38%     0.38%     0.38%     0.43%       0.43%         0.43%       0.44%

 Distribution and              0.10%     0.10%      N/A      0.10%       0.10%          N/A        0.10%
 service (12b-1) fee

 Other expenses/3/              ---       ---       ---       ---         ---           ---         ---

 Total annual fund              ===       ===       ===       ===         ===           ===         ===
 operating expenses/3/
------------------------------------------------------------------------------------------------------------

/1/ Class A shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.

/2/ Because the manager has agreed to limit total annual fund operating expenses to 0.70% of the fund's average daily net assets, actual expenses were:

                                    CASH PORTFOLIO                 GOVERNMENT PORTFOLIO           RETIREMENT
                                                                                                   PORTFOLIO

                             Class A    Class L   Class Y   Class A    Class L       Class Y       Class A
 Management fee               ---        ---       ---        ---       ---           ---          ---

 Total annual fund
 operating expenses           ===        ===       ===        ===       ===           ===          ===
------------------------------------------------------------------------------------------------------------

The manager may change or eliminate these expense limits at any time on fourteen days prior notice to shareholder.

EXAMPLE

This example helps you compare the costs of investing in the funds with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . Redemption of your shares at the end of the period

 NUMBER OF YEARS YOU OWN YOUR SHARES    1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
 CASH PORTFOLIO
 Class A                                  $        $        $        $
 Class L                                  $        $        $        $
 Class Y                                  $        $        $        $

 GOVERNMENT PORTFOLIO
 Class A                                  $        $        $        $
 Class L                                  $        $        $        $
 Class Y                                  $        $        $        $

 RETIREMENT PORTFOLIO
 Class A                                  $        $        $        $

Money Market Funds                                                          7

MANAGEMENT

MANAGER. The funds' investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal to the amount shown below:

     ------------------------------------------------------------
                              Management fee as a percentage of
              Fund           the fund's average daily net assets
     ------------------------------------------------------------
     Cash Portfolio                         0.xx%
     ------------------------------------------------------------
     Government Portfolio                   0.xx%
     ------------------------------------------------------------
     Retirement Portfolio                   0.xx%
     ------------------------------------------------------------

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLANS. Each fund has adopted Rule 12b-1 distribution plans for its Class A and, if applicable, Class L shares. Under each plan, the fund pays service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the funds. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The funds have been informed by other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee the efforts of each fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

CHOOSING A CLASS OF SHARES TO BUY

Retirement Portfolio is available only through qualified retirement plans and offers only Class A shares. For Cash Portfolio and Government Portfolio, you can choose between two classes of shares: Classes A and Y. Class L shares are available only to participating plans opened prior to June 21, 1996 (described on [page 20]). Each class has different expenses, allowing you to choose the class that best meets your needs.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . Each fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS - CASH PORTFOLIO AND GOVERNMENT PORTFOLIO. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------------------
                                                         INITIAL               ADDITIONAL
                                                CLASS A          CLASS Y      ALL CLASSES
  General                                       $1,000         $15 million        $50

  IRAs, Self Employed Retirement Plans,         $  250         $15 million        $50

  Uniform Gift to Minor Accounts

  Qualified Retirement Plans*                   $   25         $15 million        $25

  Salomon Smith Barney Sweep Features         variable             n/a         variable

  Simple IRAs                                   $    1             n/a            $ 1

  Monthly Systematic Investment Plans           $   25             n/a            $25

  Quarterly Systematic Investment Plans         $   50             n/a            $50
-------------------------------------------------------------------------------------------

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

INVESTMENT MINIMUMS - RETIREMENT PORTFOLIO. The minimum initial investment is $200; each additional investment must be $1 or more.

Money Market Funds                                                            9

SALOMON SMITH BARNEY BROKERAGE ACCOUNTS

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUS(SM) accounts may also take advantage of: a free IRA, Free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salomon Smith Barney Financial Consultant for more complete information.

COMPARING THE FUNDS' CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

---------------------------------------------------------------------------------------------------------
                                       CLASS A               CLASS L                  CLASS Y

                                                        for the Cash Portfolio and Government Portfolio
                                                                             only

    KEY FEATURES                . Higher annual         .Higher annual      . Must invest at least
                                expenses than Class Y   expenses than       $15 million
                                                        Class Y             . Lower annual expenses
                                                                            than
                                                                            either Class A or Class L

    INITIAL SALES CHARGE/1/     None                    None                None

    DEFERRED SALES CHARGE/2/    None                    None                None

    ANNUAL SERVICE FEES         0.10% of average        0.10% of average    None
                                daily                   daily net assets
                                net assets

    EXCHANGEABLE INTO/3/        Class A shares of       Class L shares of   Class Y shares of most
                                most Smith Barney       most Smith Barney   Smith
                                funds                   funds               Barney funds
---------------------------------------------------------------------------------------------------------

/1/ Initial sales charges may apply if you exchange shares of the funds for shares of another Smith Barney fund.
/2/ Shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.
/3/ Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

LETTER OF INTENT: CLASS Y SHARES

You may buy Class Y shares of Cash Portfolio or Government Portfolio at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

DEFERRED SALES CHARGES

If Class A shares of the Cash Portfolio or Government Portfolio are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem any of these shares within 12 months of the date you purchased shares of the original fund, the funds' shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares that represent reinvested distributions and dividends
 .  Shares that are no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Money Market Funds                                                            11

BUYING SHARES

THROUGH A      You should contact your Salomon Smith Barney Financial Consultant
SALOMON        or dealer representative to open a brokerage account and make
SMITH          arrangements to buy shares.
BARNEY
FINANCIAL      If you do not provide the following information, your order will
CONSULTANT     be rejected
OR DEALER
REPRESEN-        . Specific fund being bought
TATIVE           . Class of shares being bought
                 . Dollar amount or number of shares to buy

               You should pay for your shares through your brokerage account at the time you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
THROUGH THE    Qualified retirement plans and certain other investors who are
FUNDS          clients of the selling group are eligible to buy shares directly
TRANSFER       from the fund.
AGENT
               .  Write the transfer agent at the following address:

                 Smith Barney Money Funds
                 (Specify Portfolio and Class of Shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               . ENCLOSE A CHECK TO PAY FOR THE SHARES. FOR INITIAL PURCHASES, COMPLETE AND SEND AN ACCOUNT APPLICATION.

               .  FOR MORE INFORMATION, CALL THE TRANSFER AGENT AT 1-800-451-
               2010
--------------------------------------------------------------------------------
THROUGH A      You may authorize Salomon Smith Barney, your dealer
SYSTEMATIC     representative or the transfer agent to transfer funds
INVESTMENT     automatically from a regular bank account to buy shares on a
PLAN           regular basis.

               . Amounts transferred should be at least: $25 monthly or $50 quarterly

               . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               FOR MORE INFORMATION, CONTACT YOUR SALOMON SMITH BARNEY FINANCIAL CONSULTANT, DEALER REPRESENTATIVE OR THE TRANSFER AGENT OR CONSULT THE SAI.

EXCHANGING SHARES

SMITH          You should contact your Salomon Smith Barney Financial Consultant
BARNEY         or dealer representative to exchange into other Smith Barney
OFFERS A       funds. Be sure to read the prospectus of the Smith Barney fund
DISTINCTIVE    you are exchanging into.
FAMILY OF
FUNDS          .  You may exchange shares only for shares of the same class of
TAILORED TO    another Smith Barney Fund.  Not all Smith Barney funds offer all
HELP MEET      classes.
THE VARYING
NEEDS OF       .  Not all Smith Barney funds may be offered in your state of
BOTH LARGE        residence. Contact your Salomon Smith Barney Financial
AND SMALL         Consultant, dealer representative or the transfer agent.
INVESTORS
               .  You must meet the minimum investment amount for each fund

               .  You must meet the minimum investment amount for each fund

               . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

               .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
SALES          Your shares may be subject to an initial sales charge at the time
CHARGES        of the exchange. for more information, contact your Salomon Smith
               Barney Financial Consultant, dealer representative or the transfer agent.

               Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
--------------------------------------------------------------------------------
BY             If you do not have a brokerage account, you may be eligible to
TELEPHONE      exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock
               Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
BY MAIL If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Money Market Funds                                                            13

REDEEMING SHARES


GENERALLY      Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the funds.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds generally will be sent on the next business day after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
BY MAIL For accounts held directly at the funds, send written requests to the transfer agent at the following address:

                  Smith Barney Money Funds
                  (Specify Portfolio and Class of Shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               .  Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               .  Signatures of each owner exactly as the account is registered

BY             If you do not have a brokerage account, you may be eligible to
TELEPHONE      redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.


Money Market Funds                                                            15

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed.

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds.

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES. If your account falls below $500 ($100 for Retirement Portfolio) because of a redemption of fund shares, a fund may ask you to bring your account up to $500 ($100 for Retirement Portfolio). If your account is still below $500 ($100 for Retirement Portfolio) after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the funds may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The funds do not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

Money Market Funds                                                            17

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The funds offer Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . On purchases of less than $1 million, Class L shares will be issued. Class L shares are eligible for conversion to Class A shares not later than 8 years after the plan joined the program. They are eligible for conversion sooner in the following circumstances:

     If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than shares of money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

     If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L and Class O shares (other than shares of money market funds) on December 31 in any year, all such shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DISTRIBUTIONS, DIVIDENDS AND TAXES

DIVIDENDS. Each fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. Each fund generally makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from income. Dividends and capital gain distributions are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, receiving distributions (whether in cash or additional shares) is a taxable event. However, distributions from Retirement Portfolio are not taxable to the qualified retirement plans that hold its shares.

--------------------------------------------------------------------------------
TRANSACTION                              FEDERAL TAX STATUS

Redemption or exchange of shares         Usually no gain or loss; loss may
                                         result to extent of any deferred sales
                                         charge

Long-term capital gain distributions     Long-term capital gain

Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income
--------------------------------------------------------------------------------

Each fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the funds.

Money Market Funds                                                          19

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable deferred sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI.

Each fund uses the amortized cost method to value its portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

  FORM OF PURCHASE PAYMENT    PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN
------------------------------------------------------------------------------------------------
  . Payment in federal funds    If received           At noon, On that day
  . Having a sufficient cash    before noon,          Eastern time, on
  balance in your account       Eastern time:         that day
  with Salomon Smith Barney
  or a selling group member    If received after     At noon the  On the next
                                noon:                 next day      business
                                                     											  day after
                                                  											effectiveness
------------------------------------------------------------------------------------------------
  . Other forms of payment,
  with conversion into, or
  advance of, federal funds
  by Salomon Smith Barney                                           On the next
  or a selling group member    At noon on the next business day  business day 											after
  . Other forms of payment                                                 effectiveness
  received by the transfer
  agent
------------------------------------------------------------------------------------------------

Salomon Smith Barney or members of the selling group must promptly transmit all orders to buy, exchange or redeem shares to the fund's agent.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each fund's classes for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statements, are included in the annual report (available upon request).

CASH PORTFOLIO


FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

-----------------------------------------------------------------------------------
                                       1998     1997      1996      1995      1994
-----------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR                   $      $  1.00   $  1.00   $  1.00   $  1.00
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                  0.37      0.54      0.50      0.50
-----------------------------------------------------------------------------------
Total income (loss) from operations              0.37      0.54      0.50      0.50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                        (0.37)    (0.54)    (0.50)    (0.50)
Total distributions                             (0.37)    (0.54)    (0.50)    (0.50)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $  1.00   $  1.00   $  1.00   $  1.00
-----------------------------------------------------------------------------------
TOTAL RETURN                                     3.73%     5.53%     4.98%     5.12%
-----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S           $17,590   $22,969   $27,434   $30,827
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------
   Expenses                                      0.64%     0.62%     0.62%     0.64%
   Net investment income (loss)                  4.10      5.39      4.87      5.01
-----------------------------------------------------------------------------------


Money Market Funds                                                         21

CASH PORTFOLIO


FOR A CLASS L SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

-----------------------------------------------------------------------------------------
                                         1998    1997     1996     1995         1994(1)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $      $ 1.00   $ 1.00   $ 1.00     $  1.00
-----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                   0.05     0.05     0.05        0.01
-----------------------------------------------------------------------------------------
Total income (loss) from operations               0.05     0.05     0.05        0.01
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                         (0.05)   (0.05)   (0.05)      (0.01)
-----------------------------------------------------------------------------------------
Total distributions                              (0.05)   (0.05)   (0.05)      (0.01)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 1.00   $ 1.00   $ 1.00     $  1.00
-----------------------------------------------------------------------------------------
Total return                                      5.17%    4.98%    5.53%      (0.01)%(3)
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S             $2,016   $    2   $    2     $     1
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.59%    0.62%    0.62%       0.62%(3)
   Net investment income (loss)                   5.05     4.87     5.39        4.77 (3)
-----------------------------------------------------------------------------------------

(1)  Per share amounts calculated using the monthly average shares method.
(2)  Inception date November 10, 1994.
(3)  Annualized.
(4)  Not annualized.

CASH PORTFOLIO


FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

------------------------------------------------------------------------------------------
                                         1998     1997     1996     1995        1994(1)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $      $  1.00   $ 1.00   $ 1.00     $  1.00
------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                    0.05     0.05     0.05        0.00
------------------------------------------------------------------------------------------
Total income (loss) from operations                0.05     0.05     0.05         0.0
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          (0.05)   (0.05)   (0.05)      (0.01)
------------------------------------------------------------------------------------------
Total distributions                               (0.05)   (0.05)   (0.05)      (0.00)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $  1.00   $ 1.00   $ 1.00     $  1.00
------------------------------------------------------------------------------------------
Total return                                       5.32%    5.09%    5.50%      (0.00)%(3)
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S             $63,985   $   52   $   30     $   0.5
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                        0.43%    0.52%    0.51%       0.53%(2)
   Net investment income (loss)                    5.22     4.97     5.29        5.23 (2)
------------------------------------------------------------------------------------------

(1)  Inception date December 29, 1994.
(2)  Annualized.
(3)  Not annualized.
Money Market Funds                                                            23

GOVERNMENT PORTFOLIO


FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

-----------------------------------------------------------------------------------
                                         1998    1997     1996     1995     1994
-----------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR                     $      $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                   0.49     0.48     0.53     0.36
-----------------------------------------------------------------------------------
Total income (loss) from operations               0.49     0.48     0.53     0.36
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------
   Net investment income                         (0.49)   (0.48)   (0.53)   (0.36)
-----------------------------------------------------------------------------------
Total distributions                              (0.49)   (0.48)   (0.53)   (0.36)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------------------------------------------------------------------
Total return                                      5.04%    4.89%    5.45%    3.63%
-----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S             $4,572   $4,353   $4,038   $3,695
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.61%    0.61%    0.60%    0.61%
   Net investment income (loss)                   4.92     4.78     5.31     4.03
-----------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO


FOR A CLASS L SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

--------------------------------------------------------------------------------------
                                         1998    1997     1996     1995         1994(1)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $      $ 1.00   $ 1.00   $ 1.00     $  1.00
--------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                   0.05     0.05     0.05        0.04
--------------------------------------------------------------------------------------
Total income (loss) from operations               0.05     0.05     0.05        0.04
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                         (0.05)   (0.05)   (0.05)      (0.04)
--------------------------------------------------------------------------------------
Total distributions                              (0.05)   (0.05)   (0.05)      (0.04)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 1.00   $ 1.00   $ 1.00     $  1.00
--------------------------------------------------------------------------------------
Total return                                      5.04%    4.89%    5.46%      (3.63)%
--------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S             $  502   $    1   $    2     $     4
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.61%    0.61%    0.60%       0.61%
   Net investment income (loss)                   4.90     4.78     5.36        4.77
--------------------------------------------------------------------------------------

(1) Represents previously issued Class B shares which were renamed Class C shares on November 7, 1994.

Money Market Funds                                                            25

                              GOVERNMENT PORTFOLIO


  FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED
                                  DECEMBER 31:

--------------------------------------------------------------------------------------
                                         1998    1997     1996     1995         1994(1)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $      $ 1.00   $ 1.00   $ 1.00     $ 1.00
--------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                   0.05     0.05     0.05       0.04
--------------------------------------------------------------------------------------
Total income (loss) from operations               0.05     0.05     0.05       0.04
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                         (0.05)   (0.05)   (0.05)     (0.04)
--------------------------------------------------------------------------------------
Total distributions                              (0.05)   (0.05)   (0.05)     (0.04)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 1.00   $ 1.00   $ 1.00     $ 1.00
--------------------------------------------------------------------------------------
Total return                                      5.14%    4.99%    5.55%      3.65%
--------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S             $7,430   $   52   $    5     $    1
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.51%    0.51%    0.50%      0.60%
   Net investment income (loss)                   4.98     4.88     5.51       3.58
--------------------------------------------------------------------------------------

(1) Represents previously issued Class C shares, which were renamed Class Y shares on November 7, 1994.

RETIREMENT PORTFOLIO


FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

----------------------------------------------------------------------------------
                                       1998    1997     1996    1995       1994
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $      $ 1.00   $ 1.00   $  1.00   $ 1.00
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                 0.05     0.05      0.05     0.04
----------------------------------------------------------------------------------
Total income (loss) from operations             0.05     0.05      0.05     0.04
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                       (0.05)   (0.05)    (0.05)   (0.04)
----------------------------------------------------------------------------------
Total distributions                            (0.05)   (0.05)    (0.05)   (0.04)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $ 1.00   $ 1.00   $  1.00   $ 1.00
----------------------------------------------------------------------------------
Total return                                    5.03%    4.86%     5.42%    3.67%
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000,000)'S           $1,367   $1,355   $ 1,280   $1,061
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                     0.71%    0.71%     0.72%    0.70%
   Net investment income (loss)                 4.92     4.75      5.28     3.57
----------------------------------------------------------------------------------


Money Market Funds                                                            27

                           SALOMON SMITH BARNEY(SM)
                        A MEMBER OF CITIGROUP [SYMBOL]

MONEY MARKET FUNDS

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the funds and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the funds at 1-800-451-2010, or by writing to the funds at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the funds' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc. (Investment Company Act file no. 811-02490)

       -------------------------
         [Logo]

         Smith Barney Mutual
         Funds

         Investing for your
         future.

         Every day.
       -------------------------


PROSPECTUS                      SMITH BARNEY
                                MUTUAL FUNDS

________________________________________________________________________

April 30, 1999                MONEY MARKET FUNDS

                                Cash Portfolio
                                Government Portfolio

                                Class Z Shares



     The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. and any of its affiliates.

CONTENTS

Fund goals and strategies..................................................  4

Risks, performance and expenses............................................  5

MANAGEMENT.................................................................  8

Buying, selling and redeeming Class Z shares...............................  9

Share price................................................................ 10

Dividends, distributions and taxes......................................... 11

Financial highlights....................................................... 12

YOU SHOULD KNOW:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.

Money Market Funds -- Class Z Shares                                           1

FUND GOALS AND STRATEGIES

INVESTMENT OBJECTIVES
Each fund seeks maximum current income and preservation of capital.

KEY INVESTMENTS

Government Portfolio. The fund invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash Portfolio. The fund invests in high quality, U.S. dollar denominated short term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. The funds limit foreign investments to issuers located in major industrialized countries.

Minimum credit quality. Cash Portfolio invests in commercial paper and other short-term obligations rated by a nationally recognized rating organization in the highest short term rating category, or if unrated, of equivalent quality, and in other corporate obligations and municipal obligations rated in the two highest rating categories, or if rated, of equivalent quality. Government Portfolio invests exclusively in securities rated in the highest short term rating category, or if unrated, of equivalent quality.

Maximum maturity. Each fund invests exclusively in securities having remaining maturities of 397 days or less. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

SELECTION PROCESS
In selecting investments for the funds, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

RISKS, PERFORMANCE AND EXPENSES

All investments involve some degree of risk. However, each fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the Board of Directors based on special rules for money market funds adopted under federal law.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds, or the funds could underperform other short term debt instruments or money market funds if:

 . Interest rates rise sharply.
 . An issuer or guarantor of the funds' securities defaults, or has its credit rating downgraded.
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the funds' foreign securities may go down because of unfavorable government actions or political instability.

WHO MAY WANT TO INVEST

The funds may be an appropriate investment if you:

 . Are seeking current income
 . Are looking for an investment with lower risk than most other types of funds . Are looking to allocate a portion of your assets to money market securities

Money Market Funds -- Class Z Shares                                           3

TOTAL RETURN

The bar charts indicate the risks of investing in the funds by showing changes in the funds' performance from year to year. Past performance does not necessarily indicate how a fund will perform in the future.

[GRAPH APPEARS HERE]

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

The bar chart shows the performance of the fund's Class Z shares for the last four full calendar years since inception on November 15, 1994.

[GRAPH APPEARS HERE]

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

The bar chart shows the performance of the fund's Class Z shares for the last four full calendar years since inception on November 9, 1994.

COMPARATIVE PERFORMANCE

The table indicates the risks of investing in the funds by comparing the average annual total return of Class Z of the funds for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.

                                 AVERAGE ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS ENDED DECEMBER 31, 1998

    Fund                  1 year         5 years        Since inception          Inception Date
    Cash Portfolio                                                                   11/15/94
 Government Portfolio                                                                11/9/94
 90 day Treasury bill                                           *                       n/a

*  Index comparison begins on November 9, 1994.

As of December 31, 1998, the 7-day yield for Cash Portfolio and Government Portfolio was ______ and ______, respectively. Call 1-877-795-2703 for each funds' current yield.

FEES AND EXPENSES

The table sets forth the fees and expenses you will pay if you invest in the funds' shares.

                                                               CASH PORTFOLIO          GOVERNMENT PORTFOLIO
---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge on purchases                                   None                       None

Maximum deferred sales charge on redemptions                        None                       None
---------------------------------------------------------------------------------------------------------------

                                                                CASH PORTFOLIO            GOVERNMENT PORTFOLIO

ANNUAL FUND OPERATING EXPENSES (paid
by the fund as a % of net assets)
---------------------------------------------------------------------------------------------------------------
Management fee

Distribution and service (12b-1) fee

Other expenses

Total annual fund operating expenses/1/
---------------------------------------------------------------------------------------------------------------

/1/ Because the manager has agreed to limit annual fund operating expenses to .70%, actual expenses were:

                                                               CASH PORTFOLIO         GOVERNMENT PORTFOLIO
Management fee                                                      ____                      ____

Total annual fund operating expenses                                ----                      ____
---------------------------------------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the costs of investing in the funds with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . Redemption of your shares at the end of the period

NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR       3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------
Cash Portfolio                                        $             $             $             $

Government Portfolio

Money Market Funds -- Class Z Shares                                           5

MANAGEMENT

MANAGER. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects each fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee. For its services, the manager received a fee during each fund's last fiscal year equal to the amount shown below.

                FUND                        MANAGEMENT FEE AS A PERCENTAGE OF
                                           the fund's average daily net assets

Cash Portfolio                                            0.xx%
Government Portfolio                                      0.xx%

DISTRIBUTOR. Each fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. [A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public].

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the funds. Each fund has been informed by its other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts (limited to requesting and receiving reports from their service providers) or their service providers to correct the problem will be successful.

BUYING, SELLING AND EXCHANGING CLASS Z SHARES

Through a     You may buy, sell or exchange Class Z shares only through
qualified     a "qualified plan."  A qualified plan is a tax-exempt
plan          employee benefit or retirement plan of Salomon Smith
              Barney, Inc. or one of its affiliates.

              There are no minimum investment requirements for Class Z shares. However, each fund reserves the right to change this policy at any time.

Buying Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. [If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date.] Each fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging    You should consult your qualified plan for information
              about available exchange options.

Money Market Funds -- Class Z Shares                                           7

SHARE PRICE

Qualified plans may buy, exchange or redeem Class Z shares of each fund at the net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each fund calculates net asset value at noon, Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI.

Each fund uses the amortized cost method to value its portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

 FORM OF PURCHASE PAYMENT       PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN
-----------------------------------------------------------------------------------------------------------------------
 . Payment in federal funds           If received before       At noon, Eastern
 . Having a sufficient cash           noon, Eastern time:      time, on that day
 balance in your account with
 Salomon Smith Barney or a          If received after      At noon, the next
   selling group member                   noon:             business day

-----------------------------------------------------------------------------------------------------------------------
 . Other forms of payment, with
 conversion into, or advance of,
 federal funds by Salomon Smith          At noon on the next business day
 Barney or a selling group member
 . Other forms of payment received
 by the transfer agent
-----------------------------------------------------------------------------------------------------------------------

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the funds' agent before the agent's close of business.

DISTRIBUTIONS, DIVIDENDS AND TAXES

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addition Class Z shares. The fund expects distributions to be primarily from capital gains. No sales charge is imposed on reinvested distributions to be primarily from capital gains. No sales charge is imposed on reinvested distributions or dividends. Alternatively, a qualified plan can instruct its Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have distributions and/or dividends paid in cash. It can change that choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. Provided that qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the funds.

Money Market Funds -- Class Z Shares                                           9

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each fund's Class Z shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statements, are included in the annual report (available upon request).

Cash Portfolio

For a Class Z share of capital stock outstanding throughout each year ended December 31:

------------------------------------------------------------------------------------------------------------------------------------

                                                    1998         1997                1996               1995             1994(1)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                              $  1.00             $  1.00           $  1.00         $   1.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)                                     0.052               0.051             0.055            0.006
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from operations                                0.052               0.051             0.055            0.006
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income                                           (0.052)             (0.051)           (0.055)          (0.006)
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                               (0.052)             (0.051)           (0.055)          (0.006)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                                    $   1.00            $   1.00          $   1.00        $    1.00
------------------------------------------------------------------------------------------------------------------------------------

Total return                                                        5.33%               5.06%             5.63%             .60%(2)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000)'s                                        6                   6                 5                5
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
    Expenses                                                        0.44%               0.53%             0.52%            0.47%(2)
    Net investment income (loss)                                    5.21                4.96              5.49             5.12 (2)
------------------------------------------------------------------------------------------------------------------------------------

(1)  For the period from November 15, 1994 (inception date) to December 31,
     1994.
(2)  Not annualized.
(3)  Annualized.

Money Market Funds --  Class Z Shares    --

Government Portfolio

For a Class Z share of capital stock outstanding throughout each year ended DEcember 31:

---------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997                1996             1995            1994(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                 $1.00            $  1.00             $  1.00           $  1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)                                        0.050               0.049             0.054         0.007
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                   0.050               0.049             0.054         0.007
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                              (0.050)             (0.049)           (0.054)       (0.007)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (0.050)             (0.049)           (0.054)       (0.007)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                       $1.00            $  1.00             $  1.00           $  1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                           5.14%               4.99%             5.56%         0.70%(2)
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000)'s                                      51,210              36,840            31,113        29,669
Ratios to average net assets:
    Expenses                                                           0.51%               0.51%             0.50%         0.51%(3)
    Net investment income (loss)                                       5.03                4.88              5.42           4.93(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period from November 9, 1994 (inception date) to December 31, 1994.
(2)  Not annualized.
(3)  Annualized.

Money Market Funds -- Class Z Shares                                          11

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

MONEY MARKET FUNDS

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, [by calling the fund at 1-800-451-2010, or by writing to the funds at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013].

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the funds' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc. (Investment Company Act file no. 811-02490)



Part B:	Statement of Additional Information

April 30, 1999

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY MONEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013
[insert phone number]

Class A Shares
Class L Shares
Class Y Shares
Class Z Shares

Smith Barney Money Funds, Inc. (the "Company") is a money market fund that invests in high quality money market instruments. The Company seeks to provide:

	Daily Income
	Convenience
	Daily Liquidity
	Stability of Net Asset Value

Shares of the Company are currently offered in three Portfolios (each, a "fund"):

	Cash Portfolio
	Government Portfolio
	Retirement Portfolio

This Statement of Additional information is not a Prospectus. It is intended to provide more detailed information about the Company as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the April 30, 1999 Prospectus which may be obtained from the Company or a Salomon Smith Barney Financial Consultant.

CONTENTS
Directors and Executive Officers	2
Investment Objectives and Management Policies	4
Risk Factors	8
Investment Restrictions and Fundamental Policies	8
Computation of Yield	10
Valuation of Shares and Amortized Cost Valuation	11
IRA and Other Prototype Retirement Plans	12
Purchase of Shares	13
Redemption of Shares	15
Exchange Privilege	18
Taxes	18
Investment Management and Other Services	19
Additional Information about the Funds	21
Voting Rights	22
Financial Statements	24
Appendix A - Securities Ratings	25


In all cases, there can be no assurance that a fund will achieve its investment objective.

Shares of the funds are not insured or guaranteed by the U.S.
Government. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.



	DIRECTORS AND EXECUTIVE OFFICERS

Overall responsibility for management and supervision of each fund rests with the Company's Board of Directors. The directors approve all significant agreements between the Company and the companies that furnish services to the Company and the funds, including agreements with the Company's distributor, investment manager, custodian, transfer agent and dividend disbursing agent. The day-to-day operations of each fund are delegated to that fund's investment manager. The directors and executive officers of the Company, together with information as to their principal business occupations during the past five years are shown below.

DONALD R. FOLEY, Director
Retired; 3668 Freshwater Drive, Jupiter, Florida 33477. Director of 10 investment companies associated with Salomon Smith Barney. Formerly Vice President of Edwin Bird Wilson, Incorporated (advertising); 76.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill; 12083 Morehead, Chapel Hill, North Carolina 27514; Director of 12 investment companies associated with Salomon Smith Barney; Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 67.

HEATH B. McLENDON1, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Salomon Smith Barney; Director of forty-two investment companies associated with Salomon Smith Barney; Director and President of Mutual Management Corp. ("SSBC or the "Manager") (formerly known as Smith Barney Mutual Funds Management Inc.) and Travelers Investment Adviser, Inc. ("TIA"); Chairman of the Board of Smith Barney Strategy Advisors Inc.; Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited; 65.

RODERICK C. RASMUSSEN, Director
Investment Counselor; 9 Cadence Court, Morristown, New Jersey 07960. Director of 10 investment companies associated with Salomon Smith
Barney.  Formerly Vice President of Dresdner and Company Inc.
(investment counselors); 72.

JOHN P. TOOLAN, Director
Retired; 13 Chadwell Place, Morristown, New Jersey 07960. Director of 10 investment companies associated with Salomon Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Salomon Smith Barney; 68.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney; Senior Vice President and Treasurer of 42 investment companies associated with Salomon Smith Barney; Director and Senior Vice President of the Manager and TIA; 41.

PHYLLIS M. ZAHORODNY, Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Prior to August, 1993,
Managing Director and Portfolio Manager of Shearson Lehman Brothers
Inc.; 40.


MARTIN R. HANLEY, Investment Officer
Vice President of Salomon Smith Barney; Prior to August, 1993, Vice President and Senior Trader of Shearson Lehman Brothers; 32.

IRVING DAVID, Controller and Assistant Secretary
Vice President of Salomon Smith Barney and the Manager; Controller of 2 investment companies associated with Salomon Smith Barney. Prior to March, 1994, Assistant Treasurer of First Investment Management Company; 37.

CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney; Secretary of 42 investment companies associated with Salomon Smith Barney; Secretary and General Counsel of the Manager and TIA; 48.

The business address of each of the officers of the Company listed above is 388 Greenwich Street, New York, NY 10013. Such persons are compensated by Salomon Smith Barney and are not separately compensated by the Company. On April __, 1999, directors and officers owned in the aggregate less than 1% of the outstanding securities of each fund.

The following table shows the compensation paid by the Company to each director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period.
 Officers and interested directors of the Company are compensated by Salomon Smith Barney.

	COMPENSATION TABLE








Name of Person




Aggregate
Compensat
ion from
the
Company

Pension or
Retirement
Benefits
Accrued as
Part of
Company's
Expenses




Total
Compensat
ion from
Fund
Complex




Estimated
Annual
Benefits
upon
Retiremen
t


Total
Number of
Funds for
Which
Person
Serves
with Fund
Complex

Joseph H.
Fleiss2, 3

$

$0

$

$



Donald R. Foley



0







Paul Hardin



0







Francis P.
Martin2



0







Heath B.
McLendon1



0







Roderick C.
Rasmussen



0







John P. Toolan2



0









1	Designates a director who is an "interested person" of the Company.

2	Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the Company Joseph H. Fleiss: $15,642, Donald R Foley: $15,642, Francis
P. Martin: $32,784 and John P. Toolan: $33,084, and the following amounts of their total compensation from the Fund Complex: Joseph H.
Fleiss: $21,000, Donald R. Foley: $21,000, Francis P. Martin: $53,000 and John P. Toolan: $55,400 .


3	Director Emeritus.  Upon attainment of age 72 the Company's current
Directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80.
Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Company's directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Company's last fiscal year, aggregate compensation from the Company to Emeritus Directors totaled
$_________.


	INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

General. The Prospectus discusses each fund's investment objective and the policies each fund employs to achieve its objective. Each fund is an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each fund's investment manager is SSBC Fund Management Inc. ("SSBC" or the "Manager").

The funds operate as money market funds, and utilize certain investment policies so that, to the extent reasonably possible, each fund's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis.

Each fund's investments are limited to United States dollar-denominated instruments (and repurchase agreements thereon) that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories (the highest category for Cash Portfolio) for short-term debt obligations from the ''Requisite NRSROs'', securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. ''Requisite NRSROs'' means (a) any two nationally recognized statistical rating organizations (''NRSROs'') that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group (''S&P''), Moody's Investors Service, Inc. (''Moody's''), Duff and Phelps Inc., FitchIBCA, Inc. and Thompson BankWatch.

The following is a description of the types of money market instruments in which each fund may invest:

U.S. government obligations (each fund). Obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Government National Mortgage Association, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Federal National Mortgage Association). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of the Student Loan Marketing Association) are supported only by the credit of the particular agency or instrumentality.


Repurchase agreements (each fund). Each fund may enter into repurchase agreement transactions with any broker/dealer or other financial institution, including the funds' custodian, that is deemed creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement arises when the Company acquires a security for a fund and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the fund to invest temporarily available cash at no market risk. The fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the fund may be delayed or limited, or the fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. The fund will not enter into a repurchase agreement if, as a result thereof, more than 10% of the fund's net assets at that time would be comprised of repurchase agreements maturing in more than seven days and/or any other investments deemed to be illiquid.

The following are permitted investments for the Cash Portfolio and Retirement Portfolio; the Government Portfolio will invest only in U.S. Government obligations and repurchase agreements secured by those obligations.

Commercial Paper and Other Short-term Obligations (Cash Portfolio and Retirement Portfolio). Commercial paper (including variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs. Short-term obligations also include mortgage-related or asset-backed debt or debt-like instruments, including pass-through certificates representing participation in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality ratings from NRSROs. Commercial paper and such other short-term obligations will be rated in the highest category for short-term debt obligations by the requisite NRSROs at the time of acquisition by a fund, or will be unrated securities determined to be comparable thereto.

High Quality Corporate Obligations (Cash Portfolio and Retirement Portfolio). Obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the two highest rating categories (the highest for Cash Portfolio) by the requisite NRSROs and (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating. Each fund will invest only in corporate obligations with remaining maturities of 13 months or less.

Bank Obligations (Cash Portfolio and Retirement Portfolio). Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation (''FDIC'') (including obligations of foreign branches of such members) if either:
(a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by a fund will not be fully insured. The Cash Portfolio and Retirement Portfolio each will not purchase a fixed time deposit with an ultimate maturity of more than six months, and will limit its investment in fixed time deposits maturing from two business to seven calendar days and/or any other investments deemed to be illiquid to 10% of its net assets.


The Cash Portfolio and Retirement Portfolio each will maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. Each fund may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio and Retirement Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

Municipal Obligations (Cash Portfolio and Retirement Portfolio). Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. Cash Portfolio only invests in municipal obligations rated in the highest short-term rating category. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equivalent credit quality and maturity length. The purchase of these securities could enhance a fund's yield. Each of Cash Portfolio and Retirement Portfolio will not invest more than 10% of its total assets in municipal obligations.

Time Deposits (Cash Portfolio and Retirement Portfolio). Cash Portfolio and Retirement Portfolio may invest in fixed time deposits with an ultimate maturity of not more than six months. In addition, each of these funds currently intends to limit investment in fixed time deposits with a maturity of two business days or more, when combined with other illiquid assets of the fund, so that not more than 10% of its assets would be invested in all such illiquid instruments. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Asset-Backed Securities (Cash Portfolio and Retirement Portfolio). Cash Portfolio and Retirement Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. In periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.


Illiquid and Restricted Securities (Cash Portfolio and Retirement Portfolio). Each fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A").
 Each fund may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days. The Board of Directors may determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will monitor each fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The funds may also purchase restricted securities that are not registered under Rule 144A.

The Articles of Incorporation of the Company permit the Board of Directors to establish additional funds of the Company from time to time. The investment restrictions applicable to any such additional fund would be established by the Board of Directors at the time such fund were established and may differ from those set forth above.

Other Investment Techniques

The following pertains to each fund:

Portfolio Turnover. Each fund may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, a fund may realize a gain or loss.

Borrowing. Each fund may borrow money from banks for temporary or emergency purposes, including for the purpose of accommodating requests for the redemption of shares while effecting an orderly liquidation of portfolio securities, and not for leveraging purposes.

Reverse Repurchase Agreements. The Government Portfolio may invest 1/3 of its total assets in reverse repurchase agreements and enter into reverse repurchase agreements with broker/dealers and other financial institutions including the funds' custodian. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." Such transactions are only advantageous if the Government Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Government Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Government Portfolio's assets. The funds' custodian bank will maintain a separate account for the Government Portfolio with securities having a value equal to or greater than such commitments.


Year 2000. The investment management services provided to each fund by the Manager and the services provided to shareholders by Salomon Smith Barney, the funds' Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the funds' operations, including the handling of securities trades, pricing and account services. The Manager and Salomon Smith Barney have advised the funds that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the funds' custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair fund services at that time.

	RISK FACTORS

Interest Rate Risk. General changes in interest rates result in increases or decreases in the market value of the obligations held by a fund (but do not affect the amortized cost valuations). The market value of the obligations held by each fund can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, each fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, each fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Foreign Investments (Cash Portfolio and Retirement Portfolio). Investments in securities issued by foreign banks or foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Cash Portfolio and Retirement Portfolio may invest in Eurodollar and Yankee obligations, which are certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. The risks of Eurodollar and Yankee obligations include the possibility that a foreign government will not allow U.S. dollar-denominated assets to leave the foreign country and the possibility that adverse political or economic developments will affect investments in a foreign country.


	INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES

The funds are subject to following restrictions and policies that are "fundamental," which means that they cannot be changed without approval by a vote of a majority of the outstanding voting securities of a fund affected by the change, as defined in the 1940 Act and in accordance with Rule 18f-2 thereunder (see "Voting Rights").

Fundamental Policies - Each fund. Without the approval of a majority of its outstanding voting securities, no fund may:

1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder. (However, since each of the funds operates as money market fund under Rule 2a-7 under the Act, compliance with Rule 2a-7 is deemed to satisfy the diversification requirements otherwise applicable to diversified investment companies under the 1940 Act.)

2.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.


3.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4.	Make loans.  This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent each fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

Additional Fundamental Policies - Cash Portfolio and Retirement
Portfolio. In addition to the fundamental policies stated above for all funds:

1.	Neither Cash Portfolio nor Retirement Portfolio may invest less than 25% of its assets in bank obligations (including both domestic and foreign bank obligations) and reserves freedom of action to concentrate in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities.

Nonfundamental Policies. The funds are subject to the following restrictions and policies which are "non-fundamental" and which may be changed by the Company's Board of Directors without shareholder approval, subject to any applicable disclosure requirements. As a nonfundamental policy, no fund may:

1.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.	Invest in securities of other investment companies except as may be acquired as part of a merger, consolidation, or acquisition of assets.

3.	Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

4.	Invest in oil and gas interests.


5.	Invest in any company for the purpose of exercising control.

6.	Write or purchase put or call options.

All of the foregoing restrictions that are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.
 Notwithstanding any of the foregoing investment restrictions, each of the funds may invest up to 100% of its assets in U.S. Government Obligations.


	COMPUTATION OF YIELD

From time to time the Company may advertise the yield and effective yield of its funds. For Cash Portfolio and Government Portfolio, each fund may advertise the yield and effective yield of Class A, Class L and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of a fund or a class refers to the net investment income generated by an investment in the fund or the class over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the fund or the class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

For the seven-day period ended December 31, 1998, the yield for the Cash Portfolio was _____% (the effective yield was _____%) for Class A shares, _____% (the effective yield was _____%) for Class L shares, and _____% (the effective yield was _____%) for Class Y shares, with an average dollar-weighted portfolio maturity of _____ days; the yield for the Government Portfolio was _____% (the effective yield was _____%) for the Class A and Class L shares and _____% (the effective yield was _____%) for the Class Y shares with an average dollar-weighted maturity of _____ days; and the yield for the Retirement Portfolio was _____% (the effective yield was _____%) with an average dollar-weighted portfolio maturity of _____ days. The Company quotes current yield of each fund and class by dividing the net change in the value of a hypothetical preexisting account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. Net change in account value is the value of additional shares purchased with dividends from original shares and dividends declared on both original shares and any additional shares, but does not include any changes in unrealized appreciation or depreciation. In addition, for each fund and class the Company may from time to time quote effective yield figures assuming the compounding of dividends.
The effective yield will be slightly higher than the yield because of the compounding effect. The Company also quotes for each fund and class the average dollar-weighted portfolio maturity for the corresponding seven-day period.

Although principal is not insured and there can be no assurance that a $1.00 per share net asset value will be maintained, it is not expected that the net asset value of any fund's shares will fluctuate because the Company uses the amortized cost method of valuation. (See "Valuation of Shares.") Investors should bear in mind that yield is a function of the type, quality and maturity of the instruments in a fund and the fund's operating expenses. While current yield information may be useful, investors should realize that each fund's current yield will fluctuate, is not necessarily representative of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.



	VALUATION OF SHARES AND AMORTIZED COST VALUATION

The net asset value per share of each fund is determined as of 12 noon Eastern time on each day that the New York Stock Exchange (''NYSE'') is open by dividing the fund's net assets attributable to each class (i.e., the value of its assets less liabilities) by the total number of shares of the class outstanding. Each fund may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. As noted above, each fund employs the amortized cost method of valuing portfolio securities and seeks to continue to maintain a constant net asset value of $1.00 per share.

The Prospectus states that net asset value will be determined on any day the New York Stock Exchange is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Company uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method of valuation of each fund's portfolio securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount from or premium to the stated principal amount of the security, regardless of the impact of fluctuating interest rates on its market value. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yields to investors in a fund may differ somewhat from that obtained in a similar fund that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the funds would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income.

The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the funds' shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the fund's price per share to change from $1.00.


	IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Company or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA


The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction is available when AGI is $60,000 or more ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less.
 A partial deduction is permitted if your combined AGI is between $150,000-$160,000, and no deduction is permitted when AGI is above $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1998.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


	PURCHASE OF SHARES


Cash Portfolio and Government Portfolio. The minimum initial investment for Class A is $1,000 for each Cash Portfolio and Government Portfolio account and the minimum subsequent investment is $50, except for purchases through (a) IRAs and Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $250 and $50, respectively, and (b) retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the ''Code''), for which the minimum initial and subsequent investments are $25. There are no minimum investment requirements in Class A shares for employees of Citigroup Inc. (''Citigroup'') and its subsidiaries, including Salomon Smith Barney, and Directors or Trustees of any Travelers-affiliated funds, including the Smith Barney Mutual Funds, and their spouses and children. The minimum initial investment for Class Y is $15,000,000 for each Cash Portfolio and Government Portfolio account (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount) and the minimum subsequent investment is $50. For shareholders purchasing shares of a Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all classes is $50. In addition, Class Z shares, which are offered pursuant to a separate prospectus, are offered exclusively to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates.

Class A and Class Y shares of the Cash Portfolio and Government Portfolio are available for purchase directly by investors. Class L shares of the Cash Portfolio and Government Portfolio are available for purchase only by Participating Plans (as defined under ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs'') opened prior to June 21, 1996, either directly or as part of an exchange privilege transaction with certain other funds sponsored by Salomon Smith Barney.
 Class L shares of the Government Portfolio that represent previously issued ''Class B'' shares may only be redeemed or exchanged out of the fund.

Retirement Portfolio. Shares of the Retirement Portfolio are offered exclusively to retirement plans under Sections 401 and 408 of the Code.
 To purchase these shares, a brokerage account for your retirement plan must be established with Salomon Smith Barney upon completion of an account application available from your Financial Consultant. Salomon Smith Barney has advised the fund that the minimum initial purchase is $200 for each Retirement Portfolio account, and subsequent investments may be $1.00 or more. Salomon Smith Barney also has advised the fund that on each business day it will automatically invest all good funds of $1.00 or more in the brokerage account in full shares of the Retirement Portfolio, and there is no charge for this service.

Each fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective, and income dividends begin to accrue, when the fund, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of fund shares are paid for in Federal funds which is required if shares are purchased through First Data, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if received prior to 12 noon, Eastern time, on any day the Fund calculates its net asset value. See ''Valuation of Shares.'' Purchase orders received after 12 noon on any business day are effective as of the next time the net asset value is determined. When orders for the purchase of fund shares are paid for other than in Federal funds, Salomon Smith Barney or the Introducing Broker, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the fund, Salomon Smith Barney or the Introducing Broker.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant.


Smith Barney 401(k) and ExecChoiceTM Programs. Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The Cash Portfolio and Government Portfolio each offers to Participating Plans Class A shares as an investment choice under the Smith Barney 401(k) and ExecChoiceTM Programs, provided the Participating Plan makes an initial investment of $1,000,000 or more in Class A shares of one or more funds of the Smith Barney Mutual Funds. Class A shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A shares acquired by other investors; however, they are not subject to any initial sales charge or contingent deferred sales charge (''CDSC'').

Class L shares of the Cash Portfolio and Government Portfolio are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan opened prior to such date and originally investing in such class. Class L shares acquired are not subject to any sales charge or CDSC.

In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same Portfolio, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Participating Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Portfolio but instead may acquire Class A shares of the Portfolio.

Participating Plans wishing to acquire shares of the Cash Portfolio and Government Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Letter of Intent - Class Y Shares. A Letter of Intent may be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y Shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.



	REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any day a fund calculates its net asset value. See ''Valuation of Shares.'' Redemption requests received in proper form before 12 noon, Eastern time, are priced at the net asset value as next determined on that day.
Redemption requests received after 12 noon, Eastern time, are priced at the net asset value next determined. Redemption requests must be made through a Salomon Smith Barney Financial Consultant or dealer representative through whom the shares were purchased, except that shareholders who purchased shares of the fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to a Salomon Smith Barney Financial Consultant, dealer representative or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by First Data in proper form.

Each fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
 A shareholder who pays for fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

Fund shareholders who purchase securities through a Salomon Smith Barney Financial Consultant or dealer representative may take advantage of special redemption procedures under which Class A shares of the fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with a Salomon Smith Barney Financial Consultant or dealer representative. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a CDSC (see ''Redemption of Shares-Contingent Deferred Sales Charge'') are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with a Salomon Smith Barney Financial Consultant or dealer representative may be margined to satisfy debit balances if sufficient fund shares that are not subject to any applicable CDSC are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Salomon Smith Barney Financial Consultant or dealer representative.


A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

Telephone Redemption and Exchange Program. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of a fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open. See ''Exchange Privilege'' for more information.

Additional information regarding Telephone Redemption and Exchange
Program.   Neither the funds nor their agents will be liable for
following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Contingent Deferred Sales Charge - Cash Portfolio and Government
Portfolio


Class A shares of the Cash Portfolio and Government Portfolio and Class L shares of the Government Portfolio that represent previously issued ''Class B'' shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A and Class L shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%.
 The amount of any CDSC will be paid to and retained by Salomon Smith Barney. The CDSC will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and Class L shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the CDSC will reduce the gain (if any) or increase the loss (if any), as the case may be, on redemption.

The CDSC on Class A and Class L shares, if any, will be waived on (a) exchanges (see ''Exchange Privilege'' below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

For information concerning the CDSC applicable to Class A and Class L shares acquired through the Smith Barney 401(k) or ExecChoiceTM Program, see ''Purchase of Shares.''


	EXCHANGE PRIVILEGE

Except as otherwise noted below, shares of each class may be exchanged for shares of the same class in any of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class L shares are subject to minimum investment requirements and all shares are subject to other terms or requirements of the fund into which exchanges are made and a sales charge may apply.

Class A Exchanges. Class A shares of each fund will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

Class Y Exchanges. Class Y shareholders of a fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.


Additional Information Regarding the Exchange Privilege. Excessive exchange transactions may be detrimental to each fund's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares - Telephone Redemption and Exchange Program.'' Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature
guarantee is required.   Before exchanging shares, investors should read
the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Company reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

	TAXES

The following is a general summary of selected federal income tax considerations that may affect the funds and their shareholders. In addition to the considerations described below, there may be other federal, state, local, or foreign tax applications to consider. The summary does not address all of the federal income tax consequences potentially applicable to the funds, or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in a fund.

Dividends and Automatic Reinvestment. Net investment income includes interest accrued and discount earned and all short term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. If a shareholder redeems in full an account between payment days, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends of Class A and Class L shares of the Cash Portfolio and the Government Portfolio may be less than the per share dividends of Class Y shares of each such Portfolio principally as a result of the service fee applicable to Class A and Class L shares. Long-term capital gains, if any, will be in the same per share amount for each class and will be distributed annually.

Each fund has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. As a regulated investment company, each fund will not be subject to Federal income taxes to the extent that it distributes its investment company taxable income and, if any, net capital gain in accordance with the Code's timing and other requirements. For Federal income tax purposes, dividends and capital gains distributions, if any, whether in shares or cash, are taxable to shareholders of each fund that are not tax-exempt or tax deferred retirement plans, accounts or entities. Each fund anticipates that all or substantially all of its distributions will be taxable as ordinary income under the Code. Under the Internal Revenue Code, no portion of the Fund's distributions will be eligible for the dividends received deduction for corporations.


Dividends and other distributions by the funds are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividends or other distributions declared by a fund in October, November or December and made payable to shareholders of record in such a month would be treated under the Code as if received by shareholders on December 31 of the year in which they are declared if they are paid in the following January.

Dividends to shareholders who are nonresident aliens or foreign entities may be subject to nonresident alien withholding (which differs from the backup withholding described in the Prospectus) of federal income tax at a maximum rate of 30%, subject to possible reduction under an applicable income tax treaty (if any). Other distributions to these shareholders may be subject to backup withholding unless their foreign status is properly certified in the manner required under the Code. Nonresident aliens and foreign entities should consult their own tax advisers regarding these and other possible tax consequences of investing in the funds.


	INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager. SSBC manages the day to day operations of each fund pursuant to management agreements entered into by the Company on behalf of each fund. Under the management agreements, the Manager offers each fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each fund. It also furnishes each fund with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the fund. SSBC is a subsidiary of Salomon Smith Barney Holdings, Inc., which is a subsidiary of Citigroup Group Inc. ("Citigroup"), a publicly owned financial services company.

For the years 1996, 1997 and 1998, the funds paid management fees as shown below:


Fund

Management Fee





1996

1997

1998

Cash Portfolio

$103,013,084

$117,380,871



Government Portfolio

18,688,740

19,475,520



Retirement Portfolio

5,588,496

5,982,179



The respective funds' management agreements, which were approved by their shareholders on September 16, 1994 and became effective on November 21, 1994, provide for daily compensation of the Manager at the following annual rates:


Fund

Fund Asset Breakpoints

Management Fee as a
Percentage of Average Daily
Net Assets

Cash Portfolio

First $6 billion

0.45%



Over $6 billion up to $12
billion

0.425%



Over $12 billion up to $18
billion

0.40%



Over $18 billion

0.35%







Government
Portfolio

First $2.5 billion

0.45%



Over $2.5 billion up to $5
billion

0.40%



Over $5 billion

0.35%







Retirement
Portfolio

First $1 billion

0.45%



Over $1 billion up to $2
billion

0.40%



Over $2 billion

0.35%

Each fund's management agreement further provides that all other expenses not specifically assumed by the Manager under the agreement are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books, performing portfolio valuations, and for rendering other services to the Company) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Company's shares under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Company's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, fees of auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Company's corporate existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to the relevant fund; general corporate expenses of the Company are allocated among all the funds on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Company's shares are not deemed sales or promotion expenses.

The Manager has agreed that if in any fiscal year the total expenses of any fund, exclusive of taxes, brokerage, interest and extraordinary expenses, exceed 0.70% of the average daily net assets for that fiscal year of the fund, the Manager will reduce its fee to the extent of such excess, or reimburse any such excess amount to the relevant fund. The 0.70% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

Each fund's management agreement will continue in effect if specifically approved annually by a majority of the directors of the Company, including a majority of the directors who are not parties to such contract or "interested persons" of any such parry. Each agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of "a majority of the outstanding voting securities" of such fund as defined in the 1940 Act and rules thereunder which is discussed below under "Voting Rights."

Each agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

The term ''Smith Barney'' in the title of the Company has been adopted by permission of Salomon Smith Barney and is subject to the right of Salomon Smith Barney to elect that the Company stop using the term in any form or combination of its name.


Distributor. CFBDS, 20 Milk Street, Boston, MA 02109-5408, distributes shares of the fund as principal underwriter and as such conducts a continuous offspring pursuant to a "best efforts" arrangement requiring CFBDS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the fund under Rule 12b-1 under the 1940 Act (a "Plan"), CFBDS is paid a service fee with respect to Class A, and Class L shares of the Fund at the annual rate of 0.10% of the average daily net assets attributable to these Classes. The fee is used to pay Salomon Smith Barney's Financial Consultants and PFS's Financial Consultants for servicing shareholder accounts for as long as a shareholder remains a holder of the class.
The service fee is also spent on the following types of expenses: (1) the pro rata share of other employment costs of such Financial Consultants (e.g., FICA, employee benefits, etc.); (2) employment expenses of home office personnel primarily responsible for providing service to a Portfolio's shareholders; and (3) the pro rata share of branch office fixed expenses (including branch overhead allocations).

Brokerage. The Manager places orders for the purchase and sale of securities for the funds of the Company. All of the portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Salomon Smith Barney.


	ADDITIONAL INFORMATION ABOUT THE FUNDS

The Company, an open-end, diversified management investment company, was incorporated under Maryland law on May 28, 1974. The Company currently has outstanding three series of shares, representing shares in separate Funds - the Cash Portfolio, the Government Portfolio and the Retirement Portfolio - and the Company's Board of Directors may authorize the creation of additional series of shares. Each share of a fund or class represents an equal proportionate interest in the net assets of that fund or class with each other share of the same fund or class and is entitled to such dividends and distributions out of the net income of that fund or class as are declared in the discretion of the Board. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by fund or class except as otherwise required by the 1940 Act or Maryland law. In the event of the liquidation or dissolution of a fund or of the Company, shares of a fund are entitled to receive the assets belonging to that fund and a proportionate distribution of any general assets not belonging to any particular fund that are available for distribution based upon the relative net assets of the respective funds.


Voting Rights. As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Company. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Company have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by "vote of a majority of the outstanding voting securities" (as defined below) of each fund or class affected by the matter. Rule 18f-2 further provides that a fund or class shall be deemed to be affected by a matter unless it is clear that the interests of each fund or class in a matter are identical or that the matter does not affect any interest of the fund or class. Under the rule the approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding voting securities of the fund affected by the matter. The rule, however, also provides that the ratification of independent public accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all fund shares voting without regard to fund.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected fund or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected fund or class) are represented at the meeting in person or by proxy.

Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Company to own of record of beneficially 5% or more of any Class of a fund as of April __, 1999:

Custodian. PNC Bank, National Association, a national banking association with offices at 17th and Chestnut Streets, Philadelphia, Pennsylvania (the "Custodian") serves as custodian of the Fund's investments.

Transfer and Dividend Disbursing Agent. First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109 serves as the Fund's transfer and dividend disbursing agent.

Independent Auditors. KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as independent auditors for each fund for its fiscal year ending December 31, 1999 to examine and report on their examination of the financial statements and financial highlights of the funds.

Annual and Semi-Annual Reports. The Company sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by each fund at the end of the period covered. In an effort to reduce the funds' printing and mailing costs, the funds plans to consolidate the mailing of their semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the transfer agent.

Minimum Account Size. The Company reserves the right to redeem involuntarily any shareholder's account in Cash Portfolio or Government Portfolio if the aggregate net asset value of the shares held in the account in either fund is less than $500, and to redeem involuntarily any shareholder's account in Retirement Portfolio if the aggregate net asset value of the shares held in the account is less than $100. With respect to Cash Portfolio and Government Portfolio, any applicable CDSC will be deducted from the proceeds of this redemption. (If a shareholder has more than one account in these funds, each account must satisfy the minimum account size.) Before the Board of Directors of the Company elects to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.


	FINANCIAL STATEMENTS

The following financial information will be incorporated by reference to the Company's 1998 Annual Report to Shareholders which will be subsequently filed in a Post-Effective Amendment to this Registration
Statement:


	APPENDIX A - SECURITIES RATINGS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated '"Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Rating Group

AAA - Debt rated "AAA" has the highest rating assigned by Standard
& Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or Minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of' or the risk of default upon failure of' such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

 - Continuance of the rating is contingent upon S&Ps receipt of closing documentation confirming investments and cash flow.

* - Continuance of the rating is contingent upon S&Ps receipt of an executed copy of the escrow agreement.


Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
 Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderated reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage rations, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.


Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

Fl - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Duff& Phelps Inc.

Duff 1+ - Indicates the highest certainty of timely payment:
short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

Duff 1 - Indicates a high certainty of timely payment.

Duff 2 - Indicates a good certainty of timely payment liquidity factors and company fundamentals are sound.

Thompson BankWatch ("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- 1.






-26-



PART C - OTHER INFORMATION


	Item 23.		Exhibits

	(a)	(1)	Articles Supplementary to the Articles of
Incorporation dated November 7, 1985, January 30,
1984, August 12, 1980 and May 8, 1980 are
incorporated by reference to Exhibits (a) through
(d) to Post-Effective Amendment No. 32.

		(2)	Articles Supplementary to the Articles of
Incorporation dated December 5, 1990 and Articles of
Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective
Amendment No. 35.

		(3)	Articles of Amendment to the Articles of
Incorporation dated October 28, 1992 and Articles
Supplementary to the Articles of Incorporation dated
December 8, 1992 are incorporated by reference to
Exhibit 1(c) and (d) to Post-Effective Amendment No.
41.

    (4) Certificate of Correction dated July 15, 1994 is filed herewith.

          (5)  Articles Supplementary to the Articles of
Incorporation dated July 19, 1994 is filed herewith.

         (6)  Articles of Amendment to Articles of
Incorporation dated November 3,1994 is filed herewith.

          (7)  Articles Supplementary to Articles of
Incorporation dated November 3,1994 is
filed herewith.

          (8) Articles Supplementary to Articles of
Incorporation dated November 3,1994 is filed herewith.

         (9) Articles Supplementary to Articles of Incorporation dated January 16, 1996 is filed herewith.

       (10) Articles Supplementary to Articles of Incorporation dated January 30, 1998 is filed herewith.

       (11) Articles of Amendment to Articles of
Incorporation dated June 1998 is filed herewith.


(b) (1) Bylaws are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 32.

(2) Restated By-Laws are filed herewith.


	(c)	Specimen Stock Certificates for the Cash Portfolio,
Government Portfolio and Retirement Portfolio are incorporated by reference to Exhibits 4(a) through (c) to Post-Effective Amendment No. 32.

	(d)	(1)	Management Agreement - U.S. Treasury Portfolio is
incorporated by reference to Exhibit 5(a) to Post-
Effective Amendment No. 34.

		(2)	Management Agreement for the Cash Portfolio is
incorporated by reference to Exhibit 5(b) to Post-
Effective Amendment No. 44.

		(3)	Management Agreement for the Government Portfolio is
incorporated by reference to Exhibit 5(c) to Post-
Effective Amendment No. 44.

(4) Management Agreement for the Retirement Portfolio is incorporated by reference to Exhibit 5(d) to Post-
Effective Amendment No. 44.

               (e)      (1)     Underwriting Agreement is
incorporated by reference to Exhibit 6 to
                    Post-Effective Amendment No. 32.

(2)      Distribution Agreement between the Registrant
and CFBDS Inc.                       dated October 8,
1998 is filed herewith.

	(f)	Not applicable.

	(g)	Custodian Agreement is incorporated by reference to
Exhibit 8 to Post-Effective Amendment No. 32.

	(h)	Form of Transfer Agency Agreement is incorporated by
reference to Exhibit 9 to Post-Effective Amendment No.
49.

	(i)	Opinion and Consent of Sullivan & Cromwell as to
legality of
the series of shares being registered is incorporated by reference to the
Registration Statement and Post-Effective
   Amendment No. 31.


	(j)	(1) Auditors' Report (see the Annual Report to
Shareholders which is incorporated by reference in the Statement of Additional Information)

		(2)  Auditors' Consent ( to be filed by amendment)

	(k)	Not applicable.

	(l)	Not applicable.

	(m)	(1)	Plan of Distribution Pursuant to Rule 12b-1 for the
Cash Portfolio is incorporated by reference to
Exhibit 15(a) to Post-Effective Amendment No. 44.

		(2)	Plan of Distribution Pursuant to Rule 12b-1 for the
Government Portfolio is incorporated by reference to
Exhibit 15(b) to Post-Effective Amendment No. 44.

(3) Plan of Distribution Pursuant to Rule 12b-1 for the
Retirement Portfolio is incorporated by reference to
Exhibit 15 to Post-Effective Amendment No. 42.
(4) Form of Amended and Restated Plan of Distribution to
Rule 12b-1 for the Registrant is filed herewith.

	(n)	Financial Data Schedule (to be filed by amendment)

	(o)	(1) Plan pursuant to Rule 18f-3 is incorporated by
reference to Exhibit 18 to Post-Effective Amendment No.
47.

	        (2) Plan pursuant to Rule 18f-3 is filed herewith.

Item 24.	Persons Controlled by or under Common Control with
Registrant

	(None)

Item 25.	Indemnification

		Reference is made to Article SEVENTH of Registrant's Articles of Incorporation for a complete statement of its terms.

		Subparagraph (9) of Article SEVENTH provides: "Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSBC Fund Management Inc.
(formerly Mutual Management Corp.) (Registrant's Manager) and affiliated investment companies.

Item 26.	Business and other Connections of Investment Adviser

	Information as to the Directors and Officers of SSBC Fund
Management Inc. (formerly Mutual Management Corp.) is
included in its Form ADV (File No. 801-8314), filed with
the 	Commission, which is incorporated herein by reference
thereto.

Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return
Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion
Funds, Inc.

(b)	The information required by this Item 27 with respect to
each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.



Item 28.	Location of Accounts and Records

PNC Bank, National Association, 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, and First Data Investor
Services Group, Inc., 53 State Street, Boston,
Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively, required by Section 31(a) of the 1940 Act.

All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2) of the 1940 Act.

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

	Not applicable



	SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 1st day of March 1999.

	SMITH BARNEY MONEY FUNDS, INC.


	By: /s/ Heath B. McLendon
		Heath B. McLendon
		Chairman of the Board, President and
		Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date

/s/Heath B. McLendon       	Chairman of the Board,	March 1, 1999
(Heath B. McLendon)	President and Chief
	Executive Officer


/s/Donald R. Foley*                 	Director	March 1, 1999
(Donald R. Foley)


/s/ Paul Hardin*                       	Director	March 1, 1999
(Paul Hardin)


/s/Roderick C. Rasmussen*      	Director	March 1, 1999
(Roderick C. Rasmussen)


/s/John P. Toolan*                     	Director	March 1, 1999
(John P. Toolan)


/s/Lewis E. Daidone                  	Treasurer (Principal	March 1, 1999
(Lewis E. Daidone)	Financial and
	Accounting Officer)


*By: /s/ Christina T. Sydor        		March 1, 1999
	Christina T. Sydor
	Pursuant to Power of Attorney



EXHIBIT INDEX


Exhibit No.	Exhibit


(a) (4)  Certificate of Correction dated July 15, 1994

          (5)  Articles Supplementary to the Articles of
                              Incorporation dated July 19, 1994

         (6)  Articles of Amendment to Articles of
Incorporation dated November 3,1994

          (7)  Articles Supplementary to Articles of
Incorporation dated November 3, 1994

          (8) Articles Supplementary to Articles of
Incorporation dated November 3,1994

 (9)  Articles Supplementary to Articles of
Incorporation dated January 16, 1996

(10) Articles Supplementary to Articles of
Incorporation dated January 30, 1998

     (11) Articles of Amendment to Articles of
Incorporation  dated June 1998

(b)	  (2) Restated By-Laws

(e)                  (2) Distribution Agreement

(m) (4) Form of Amended and Restated Plan pursuant to Rule 12b-1

(o) (2)  Plan pursuant to Rule 18f-3